BOARD OF DIRECTORS - Schedule of long term incentive plan of former members of the board of management (Details)	12 Months Ended				48 Months Ended
	Dec. 31, 2024 share shares	Dec. 31, 2023 share shares	Dec. 31, 2022 share shares	Dec. 31, 2021 shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserved (in shares) | shares	231,457,595				231,457,595
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	6,821,901	5,903,440	8,179,538	8,451,788	29,356,667
Dr. Sijmen de Vries | Board of Management | Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | share	1,824,602	1,681,570	2,363,455
Settled (in shares) | share	0	0	0
Forfeited / Unvested (in shares) | share	(948,127)	(313,279)	0
Reserved (in shares) | shares	876,475	1,368,291	2,363,455		876,475